Document and Entity Information	12 Months Ended
Jun. 29, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2011
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Jun. 29, 2012
Document Effective Date	Jun. 29, 2012
Prospectus Date	Jun. 29, 2012